Income Tax - Schedule Of The Movement In Net Deferred Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance at 1 January	$ 170,268	$ 121,647
Deferred tax credited to profit or loss	38,919	48,621
Balance at 31 December	209,187	170,268
Deferred tax assets	209,496	170,418
Deferred tax liabilities	$ (309)	$ (150)